Share-based payment plans - Movements in number and restricted shares awards (Details) - Restricted share awards (RSA) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1,	2,746,181	1,467,166	634,720
Granted during the year	4,180,218	1,803,550	1,002,650
Forfeited during the year	(184,314)	(206,517)	(15,200)
Vested during the year	(858,898)	(318,018)	(155,004)
Outstanding at period end	5,883,187	2,746,181	1,467,166